CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss) before non-controlling interests	$ 1,547	$ (2,341)	$ (51,750)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	10,472	10,981	10,048
Share-based compensation	4,489	4,734	3,400
Impairment of investment in affiliated company	1,000	200	9,387	[1]
Impairment of intangible assets and goodwill	323	3,820	123
Gain from loss of control (b)	(7,273)
Decrease (increase) in accrued interest, amortization of premium and accretion of discount and gain from sale of marketable securities	1,074	(758)	1,565
Revaluation of contingent consideration, net	1,146	(1,910)	(8,830)
Deferred income taxes, net	(3,386)	(12,064)	(179)
Decrease (increase) in trade receivables, net	(9,366)	(6,697)	(2,833)
Decrease (increase) in other accounts receivable and prepaid expenses	737	775	(984)
Increase in inventories	(10,860)	(7,072)	(8,581)
Increase (decrease) in trade payables	2,236	(2,134)	4,467
Increase (decrease) in long and short-term deferred revenues	833	406	(3,852)
Increase (decrease) in warranty accruals	(37)	676	(299)
Increase (decrease) in other accounts payable and accrued expenses	(15,142)	140	3,340
Others, net	255	164	281
Net cash used in operating activities	(21,952)	(11,080)	(44,697)
Cash flows from investing activities:
Investment in short-term deposits, net	4,081	3,268	(22,579)
Purchase of available-for-sale marketable securities	(58,745)	(33,281)	(83,584)
Proceeds from sale of available-for-sale marketable securities	6,844	7,740	54,417
Redemption of available-for-sale marketable securities	45,340	63,292	94,195
Investments in affiliated company		(1,000)
Purchase of property and equipment	(3,661)	(1,993)	(2,116)
Net cash paid in acquisition of subsidiaries (a)		(15,064)
Deconsolidation of subsidiary (b)	(320)
Others	(366)	(202)	326
Net cash provided by (used in) investing activities	(6,827)	22,760	40,659
Cash flows from financing activities:
Acquisition of subsidiary shares held by non-controlling shareholders	(5,156)	(7,200)	(571)
Exercise of stock options and RSU's	7,232	1,950	4,054
Repayment of short-term bank credit, net		(1,082)	(1,655)
Net cash provided by (used in) financing activities	2,076	(6,332)	1,828
Translation adjustments on cash and cash equivalents	(2,073)	(1,308)	708
Increase (decrease) in cash and cash equivalents	(28,776)	4,040	(1,502)
Cash and cash equivalents at the beginning of the year	66,359	62,319	63,821
Cash and cash equivalents at the end of the year	37,583	66,359	62,319
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes, net	5,515	1,340	1,563
Supplemental disclosure of non-cash financing and investing activities:
Reclassification of inventory to property and equipment	1,049	2,314
Investment in affiliated company	24,720		3,200
(a) Net cash paid (received) in acquisition of subsidiaries:
Consideration: Cash		15,901
Total consideration		15,901
Identifiable assets acquired and liabilities assumed:
Cash acquired		837
Current assets		1,491
Non-current assets		769
Intangible assets		9,867
Deferred tax assets
Liabilities assumed		(3,793)
Goodwill		6,730
Total Identifiable assets acquired and liabilities assumed:		15,901
Net cash paid in acquisitions		15,064
(b) Deconsolidation of subsidiary:
Consideration: Investment in Iluminage Beauty at fair value	24,720
Total consideration	24,720
Subsidiary's assets and liabilities at the date of deconsolidation:
Current assets	(17,150)
Non-current assets	(968)
Intangible assets, net	(1,642)
Goodwill	(4,678)
Current Liabilities	5,889
Non- Current Liabilities	578
Non-controlling interests	844
Gain from loss of control (b)	(7,273)
Subsidiary's assets and liabilities, net	(24,400)
Proceeds From Divestiture Of Interest In Subsidiaries And Affiliates	$ (320)

[1]	On November 22, 2010, the Company entered into an exclusive supply agreement ("the agreement") with an existing customer of the Company ("the customer"). In connection with such agreement, the Company invested $9,169 in exchange for preferred units which constitute an immaterial percentage of the customer's equity. The Company recorded the fair value of the preferred units received as part of the investments in affiliated companies and the fair value of the exclusive supply right in the amount of $1,400 was recorded as part of the intangible assets based on its fair value as was calculated by a third party appraisal. On October 5, 2011, the Company invested in this customer an additional $3,200 in exchange for additional preferred units. In December 2011, this customer filed for bankruptcy under protection of Chapter 11 of the U.S. Bankruptcy Code from which it emerged at the end of January 2012. The Company expects to continue doing business under a new exclusive supply agreement concluded with this customer under its new ownership. During 2011, the Company wrote off $9,387, reflecting losses related to the Company's investment in this customer.